FIRST OMAHA FUNDS

                                   Supplement
                             DATED AUGUST 28, 2000

                               to the Prospectus
                              DATED JULY 28, 2000


-    CHANGE IN ADMINISTRATOR AND DISTRIBUTOR

     The Board of Directors of the First Omaha Funds ("Funds") has approved a change in the Administrator and Distributor of the First Omaha Funds. Effective September 30, 2000, SEI Investments Mutual Funds Services will serve as Administrator of the Funds, and SEI Investments Distribution Co. will serve as Distributor for the Funds.

-    PERFORMANCE INFORMATION

     The following supplements the performance information appearing immediately after each First Omaha Fund's "Year-by-Year Total Return as of 12/31 Each Year" chart on pages 2, 4, 7, 11, 13, 15 and 18 of the Prospectus.

                                                  Total Return for the
                                                      six-month period
     FIRST OMAHA FUND                              ended June 30, 2000
     -----------------------------------------------------------------
     U.S. Government Money Market Fund                           2.88%
     -----------------------------------------------------------------
     Short/Intermediate Fixed Income Fund                        2.59%
     -----------------------------------------------------------------
     Fixed Income Fund                                           2.32%
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     Balanced Fund                                             (3.96)%
     -----------------------------------------------------------------
     Equity Fund                                               (8.05)%
     -----------------------------------------------------------------
     Growth Fund                                               (2.05)%
     -----------------------------------------------------------------
     Small Cap Value Fund                                        2.62%
     -----------------------------------------------------------------


YOU SHOULD RETAIN A COPY OF THIS SUPPLEMENT WITH YOUR RECORDS.


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FIRST OMAHA
FAMILY OF FUNDS(R)

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